Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of statements of income - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income
Interest income	$ 27	$ 42
Non-interest income	15
Total income	1,993	(12,281)
Non-interest expenses	330	325
Earnings (loss) before income taxes	1,663	(12,606)
Income tax expense (benefit)	(157)	(59)
Net income (loss)	1,820	(12,547)
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $(1) in 2021 and 2020, respectively	(2)	(2)
Comprehensive income (loss)	1,818	(12,549)
First Federal of Hazard [Member]
Income
Dividends	590	607
Equity in undistributed earnings	101	(47)
Frankfort First [Member]
Income
Dividends	826	576
Equity in undistributed earnings	$ 434	$ (13,459)